STOCKHOLDERS’ EQUITY (Details Narrative)							12 Months Ended
	Mar. 24, 2023	Nov. 02, 2022 USD ($) shares	Oct. 27, 2022 USD ($) $ / shares shares	Jul. 12, 2022 USD ($) shares	Feb. 14, 2022	Dec. 29, 2021 USD ($) $ / shares shares	Dec. 31, 2023 shares	Dec. 31, 2022 USD ($) shares		Nov. 07, 2022 $ / shares shares	Oct. 28, 2022 $ / shares shares	Feb. 09, 2022 $ / shares shares	Sep. 16, 2021 $ / shares shares
Class of Stock [Line Items]
Reverse split stock, description	The Company effected a ten for one reverse stock split on March 24, 2023. All ordinary shares and per ordinary share information in these consolidated financial statements has been retroactively adjusted to reflect this reverse stock split. All classes of preferred shares were not subject to this reverse stock split prior to conversion to ordinary shares.				The Board of Directors of Hudson Capital approved a reverse stock split of 2.2:1 of Hudson Capital on January 21, 2022, effective as of February 14, 2022. Hudson Capital’s ordinary shares began trading on a split adjusted basis on February 15, 2022.		Series A1-A: 0.015, Series A2: 0.022, Series A4: 0.015, Series B: 0.047, Series Seed: 0.01
New shares issued							1,244,461	54,745
Note stock split							0.779 of Company’s Ordinary share will be issued for each Series A Warrant, 0.816 Ordinary share shall be issued for each Series B Warrant, 0.888 Ordinary share shall be issued for each Series C Warrant and 0.826 Ordinary share shall be issued for each Series D Warrant.
Issuance of ordinary shares from conversion and exercise of warrants | $								$ 2,100
Stock issued, shares			4,000
Warrants exercised			6,300							12,600	2,100
Warrant exercise price | $ / shares			$ 0.10							$ 0.10	$ 0.10
Additional new shares issued							547,758	4,387
Common Stock [Member]
Class of Stock [Line Items]
Issuance of ordinary shares from conversion and exercise of warrants | $			$ 1,000,000					$ 27,926
Stock issued, shares			4,000					25,387	[1]
Warrants to purchase shares			21.00
First Closing [Member]
Class of Stock [Line Items]
Issuance of ordinary shares from conversion and exercise of warrants | $			$ 400,000
First Closing [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock issued, shares			1,600
Convertible Debt [Member]
Class of Stock [Line Items]
Consideration from issuance of shares | $						$ 1,500,000
Repayment of debt | $						$ 200,000
Second Closing [Member]
Class of Stock [Line Items]
Issuance of ordinary shares from conversion and exercise of warrants | $		$ 600,000
Second Closing [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock issued, shares		2,400
Series A4 Preferred Stock [Member]
Class of Stock [Line Items]
New shares issued				1,285,714
Consideration from issuance of shares | $				$ 2,700,000
Conversion of stock, shares							59,804,176
Common stock, conversion ratio							0.047	0.015
Series A4 Preferred Stock [Member] | First Closing [Member]
Class of Stock [Line Items]
New shares issued						809,524
Consideration from issuance of shares | $						$ 1,700,000
Series A4 Preferred Stock [Member] | Second Closing [Member]
Class of Stock [Line Items]
New shares issued						476,190
Consideration from issuance of shares | $						$ 1,000,000
Warrant [Member] | First Closing [Member]
Class of Stock [Line Items]
Stock issued, shares			8,400
Warrant [Member] | Second Closing [Member]
Class of Stock [Line Items]
Stock issued, shares		12,600
Series A1A Preferred Stock [Member]
Class of Stock [Line Items]
Conversion of stock, shares							2,714,409	589,292
Common stock, conversion ratio							0.015	0.015
Series A2 Preferred Stock [Member]
Class of Stock [Line Items]
Conversion of stock, shares							560,926	68,456
Common stock, conversion ratio							0.022	0.022
Series A3 Preferred Stock [Member]
Class of Stock [Line Items]
Warrants exercised						2,376,439							1,891,928
Warrant exercise price | $ / shares						$ 1.125							$ 1.125
Conversion of stock, shares							6,245,771	942,611
Common stock, conversion ratio							0.015	0.047
Series A Warrant [Member]
Class of Stock [Line Items]
Warrant exercise price | $ / shares												$ 330.00
Conversion of stock, shares							15,507	171
Common stock, conversion ratio							0.779	0.779
Series C Warrant [Member]
Class of Stock [Line Items]
Warrant exercise price | $ / shares												$ 165.00
Conversion of stock, shares							15,991	2,502
Common stock, conversion ratio							0.888	0.888
Series D Warrant [Member]
Class of Stock [Line Items]
Warrants to purchase shares												65,111
Warrant exercise price | $ / shares												$ 247.50
Conversion of stock, shares							30,590	2,460
Common stock, conversion ratio							0.826	0.826
Series B Warrant [Member]
Class of Stock [Line Items]
Warrant exercise price | $ / shares												$ 264.00
Conversion of stock, shares							3,957
Common stock, conversion ratio							0.816

[1]	Reflects reverse split of 10:1 as approved by the Board of Directors of Freight Technologies, Inc on January 26, 2024, effective as of February 5, 2024.